Segment Information (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	$ 681,391,438	$ 663,712,579
Reportable segments
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	689,781,150	671,987,320	668,961,062
Elimination of intercompany cash balances
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	$ (8,389,712)	$ (8,274,741)